Exceptional Items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Administrative expenses:
Administrative expenses	$ (338)	$ (353)	[1]	$ (292)	[1]
Other net impairment reversals/(charges):
Other impairment charges	0	5	[1]	(4)	[1]
Profit/(loss) before tax	1,010	540	[1]	361	[1]
Tax	260	164	[1]	96	[1]
Operating exceptional items	28	(95)	[1]	(29)	[1]
Operating exceptional items analysed as:
Operating exceptional profit before tax	1,066	628	[1]	494	[1]
Exceptional items [member]
Administrative expenses:
Costs of ceasing operations in Russia		(12)
Commercial litigation and disputes		(28)		(25)
Administrative expenses		(40)		(25)
Share of profits/(losses) of associate	18	(60)
Other operating income	10
Other net impairment reversals/(charges):
Property plant and equipment (Charge)		(10)
Property, plant and equipment (Reversal)		3
Contract assets (Charge)		(5)
Contract assets (Reversal)		3
Other impairment charges		5		(4)
Profit/(loss) before tax	28	(95)		(29)
Tax on exceptional items	(7)	26		3
Exceptional tax				26
Tax	(7)	26		29
Operating exceptional items analysed as:
Operating exceptional profit before tax	28	(95)		(29)
Exceptional items [member] | Right-of-use assets [member]
Other net impairment reversals/(charges):
Impairment (Charge)		(2)
Impairment (Reversal)		2
Exceptional items [member] | Management agreements [member]
Other net impairment reversals/(charges):
Management agreements (Reversal)		12
Exceptional items [member] | Associates [member]
Other net impairment reversals/(charges):
Impairment (Charge)				(4)
Impairment (Reversal)		2
Operating exceptional items analysed as:
Operating exceptional profit before tax		42
Exceptional items [member] | Americas [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	27	(46)		(22)
Exceptional items [member] | EMEAA [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax	$ 1	$ (49)		$ (7)

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).